Income Taxes - Income tax benefit (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal U.S.					$ 14
State and local					110	$ 2
Foreign					117	(1)
Total current income tax benefit					241	1
Deferred and other:
State and local					(223)
Foreign					(333)	(77)
Total deferred and other income tax benefit			$ (178)	$ (417)	(556)	(77)
Total tax benefit	$ 76	$ (79)	$ (76)	$ (236)	$ (315)	$ (76)